Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Income Taxes [Line Items]
Operating loss carryforwards	$ 56,000,000
Undistributed earnings of foreign subsidiaries	451,000,000
Deferred tax benefit recorded	5,000,000
Valuation allowances, tax benefit reversed	(8,662,000)	(7,927,000)	29,777,000
Cumulative loss position, period		36 months
Valuation allowance	583,172,000	621,719,000
Valuation allowance attributable to net operating loss carryforward assets	5,000,000
Tax carryback claim related to the accounting method change	14,000,000
Net uncertain tax positions, if recognized affect effective tax rate	2,800,000
Unrecognized Tax Benefits results from positions if sustained offset by change in valuation allowance	1,800,000
Unrecognized tax benefits, interest and penalties	1,900,000	30,400,000	6,700,000
Unrecognized tax benefits, accrued interest and penalties	8,800,000
Adoption Date
Income Taxes [Line Items]
Excess tax benefits related to employee stock options	55,300,000
Shortcut Method
Income Taxes [Line Items]
Excess tax benefits related to employee stock options	100,700,000
U.S. Federal
Income Taxes [Line Items]
Operating loss carryforwards	229,000,000
U.S. Federal | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates	2030
U.S. Federal | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates	2032
Foreign
Income Taxes [Line Items]
Operating loss carryforwards	833,000,000
Operating loss carryforwards indefinitely	623,000,000
Capital loss carryforwards	1,730,000,000
Capital loss carryforwards, tax-effected	454,000,000
Valuation allowances, tax benefit reversed		9,000,000	10,000,000
Foreign | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates	2014
Foreign | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates	2032
Foreign | Expire In Twenty Thirteen
Income Taxes [Line Items]
Operating loss carryforwards	29,000,000
State
Income Taxes [Line Items]
Operating loss carryforwards	1,200,000,000
State | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates	2014
State | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates	2032
State | Expire In Twenty Thirteen
Income Taxes [Line Items]
Operating loss carryforwards	7,000,000
Internal Revenue Service (IRS)
Income Taxes [Line Items]
IRS royalty assessment relating to foreign operations		12,400,000
IRS royalty assessment relating to foreign operations, tax effected		$ 4,300,000